Property, equipment and leasehold improvement, net - Schedule of property, equipment and leasehold improvement, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 226,192		¥ 205,625
Less: accumulated depreciation	(122,033)		(62,470)
Less: accumulated impairment	(16,288)
Property, equipment and leasehold improvement, net	87,871		143,155		$ 12,740
Depreciation expense	76,041	$ 11,025	40,865	¥ 19,671
Impairment of other non-current assets	28,561		0	¥ 0
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	94,336		65,811
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	121,547		129,387
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	7,289		7,332
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	2,149		2,224
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 871		¥ 871